Bank credit lines, loan facilities and notes - Schedule of Principal Payments on Debt Instruments (Details) - Senior secured term loan - Secured Debt - USD ($) $ in Thousands	3 Months Ended
	Sep. 30, 2026	Jun. 30, 2026	Mar. 31, 2026	Dec. 31, 2025	Sep. 30, 2025	Jun. 30, 2025	Mar. 31, 2025
Debt Instrument [Line Items]
Periodic principal payment	$ (901,807)	$ (7,441)	$ (7,440)	$ (7,441)	$ (7,440)	$ (7,441)	$ (7,440)
Annual principal payment	$ (916,688)			$ (29,762)